Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current
Cash and cash equivalents	$ 137,921	$ 136,095	[1]
Restricted cash	47,407	43,126
Accounts receivable	42,470	45,411
Marketable securities	554	4,036
Derivative asset	0	760
Biological assets	51,168	42,774
Inventory	187,925	143,602
Prepaids and other current assets	10,661	9,402
Assets held for sale	222	1,399
Current assets	478,328	426,605
Property, plant and equipment	268,107	294,324
Deposits and other long-term assets	7,722	12,028
Lease receivable	5,256	6,343
Intangible assets	45,163	40,850
Goodwill	43,871	43,180
Deferred tax assets	4,219	15,343
Total assets	852,666	838,673
Current
Accounts payable and accrued liabilities	73,605	58,563
Income taxes payable	7,601	1,547
Deferred revenue	1,074	1,687
Loans and borrowings	21,513	52,361
Lease liabilities	5,381	4,856
Provisions	1,689	5,606
Current liabilities	110,863	124,620
Loans and borrowings	40,194	4,898
Lease liabilities	37,495	42,676
Derivative liabilities	5,531	2,309
Other long-term liability	48,095	46,110
Deferred tax liability	1,897	16,190
Total liabilities	244,075	236,803
Shareholders’ equity
Share capital	6,991,154	6,971,416
Reserves	158,970	162,351
Accumulated other comprehensive loss	(215,208)	(206,058)
Deficit	(6,367,745)	(6,367,936)
Total equity attributable to Aurora Cannabis Inc. shareholders	567,171	559,773
Non-controlling interests	41,420	42,097
Total equity	608,591	601,870
Total liabilities and equity	$ 852,666	$ 838,673

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).